Operating loss (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Description of operating loss

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	£'000s	£'000s	£'000s
Operating Loss is stated after charging / (crediting):
Research and development costs:
Employee benefits (note 8)	3,360	3,435	2,037
Amortization of patents (note 12)	85	111	51
Legal, professional consulting and listing fees	161	331	—
Other research and development expenses	15,688	19,840	2,434
Total research and development costs	19,294	23,717	4,522
General and administrative costs:
Employee benefits (note 8)	3,240	2,857	865
Legal, professional consulting and listing fees	1,296	2,045	884
Amortization of computer software (note 12)	5	5	1
Loss on disposal of property, plant and equipment (note 13)	—	—	3
Depreciation of property, plant and equipment (note 13)	8	7	10
Operating lease charge — land and buildings	384	294	169
(Gain) / Loss on variations in foreign exchange rate	(9)	36	139
Other general and administrative expenses	1,373	795	427
Total general and administrative costs	6,297	6,039	2,498
Operating loss	25,591	29,756	7,020